Share-based Payments - Summary of Changes in the Number of Stock Options and the Weighted-Average Exercise Price (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning	372,023	353,325
Granted	1,418,961	372,023
Expired	241,548	256,543
Exercised	1,150,580	96,782
Ending	398,856	372,023
12th grant [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning		353,325
Expired		256,543
Exercised		96,782
13th grant [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning	372,023
Granted		372,023
Expired	241,548
Exercised	130,475
Ending		372,023
14Th grant [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Granted	398,856
Ending	398,856
Employee wage negotiation [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Granted	1,020,105
Exercised	1,020,105